OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2024
Other Liabilities Disclosure [Abstract]
Schedule of other current liabilities

(in thousands of $)	2024	2023
Deferred and prepaid charter revenue	23,671	31,961
EU ETS allowances payable	10,063	—
Other items	3,164	273
	36,898	32,234